MIO-Q1

Quarterly Report
December 31, 2025
MFS®  International New Discovery Fund

Portfolio of Investments
12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.8%
Aerospace & Defense – 1.1%
Babcock International Group PLC	1,350,737	$22,483,431
LISI Group	336,061	20,865,203
Melrose Industries PLC	1,030,302	8,105,997
MTU Aero Engines Holding AG	53,584	22,350,810
Singapore Technologies Engineering Ltd.	1,757,200	11,464,628
		$85,270,069
Airlines – 0.6%
Enav S.p.A.	6,081,328	$33,630,644
Mainfreight Ltd.	352,203	13,914,824
		$47,545,468
Alcoholic Beverages – 0.8%
Carlsberg Group	230,756	$30,250,136
China Resources Beer Holdings Co. Ltd.	10,059,500	33,793,637
		$64,043,773
Apparel Manufacturers – 1.0%
Burberry Group PLC (a)	604,868	$10,308,889
Eclat Textile Co. Ltd.	1,333,000	16,312,233
Prada S.p.A.	3,442,900	19,853,527
Shenzhou International Group Holdings Ltd.	4,205,200	32,862,571
		$79,337,220
Automotive – 2.3%
ARB Corp.	233,681	$4,904,534
Hero MotoCorp Ltd.	473,979	30,433,367
Koito Manufacturing Co. Ltd.	1,001,200	14,806,333
Mahindra & Mahindra Ltd.	547,627	22,599,818
Niterra Co. Ltd.	429,200	18,881,621
Shimano, Inc. (l)	227,700	24,036,131
Stanley Electric Co. Ltd. (l)	536,131	10,552,070
TS Tech Co. Ltd. (l)	962,100	11,327,875
USS Co. Ltd.	3,034,900	33,266,875
		$170,808,624
Biotechnology – 0.4%
Hugel, Inc. (a)	142,740	$22,839,589
Virbac S.A.	21,313	8,926,343
		$31,765,932
Broadcasting – 1.6%
Nippon Television Holdings, Inc.	711,700	$17,256,737
TBS Holdings, Inc.	622,100	22,951,455
Tencent Music Entertainment Group, ADR	3,458,783	60,632,466
Toho Co. Ltd.	361,000	18,391,088
		$119,231,746
Brokerage & Asset Managers – 2.7%
B3 S.A. - Brasil Bolsa Balcao	9,882,400	$25,723,394
Bolsa Mexicana de Valores S.A. de C.V.	8,398,500	17,265,721
Euronext N.V.	287,989	43,225,179
IG Group Holdings PLC	758,666	13,447,767
IPH Ltd.	11,616,641	27,288,326
JAFCO Group Co. Ltd. (l)	222,600	3,424,834
Omni Bridgeway Ltd. (a)(l)	7,741,689	7,508,069

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Rathbones Group PLC	718,975	$18,581,877
TMX Group Ltd.	1,151,803	43,829,857
		$200,295,024
Business Services – 7.9%
ALSOK Co. Ltd.	3,212,400	$25,255,813
Amadeus Fire AG	111,628	5,647,089
Amano Corp.	211,320	5,682,328
Auto Trader Group PLC	937,218	7,390,724
Bunzl PLC	915,995	25,562,536
CAR Group Ltd.	721,597	14,765,938
Compass Group PLC	1,226,894	39,033,632
dip Corp. (l)	454,500	6,418,246
Diploma PLC	167,608	11,962,845
Doshisha Co. Ltd.	138,700	2,922,051
Elis S.A.	592,160	16,832,076
Fullcast Holdings Co. Ltd. (l)	755,200	8,041,839
IMCD Group N.V.	134,666	12,239,788
Imdex Ltd.	11,588,697	26,435,291
Intertek Group PLC	448,208	27,796,884
Iwatani Corp.	1,414,100	14,873,147
Karnov Group AB (a)(l)	735,865	8,040,843
Moltiply Group S.p.A	337,083	13,684,638
MONY Group PLC	5,426,142	13,365,509
NS Solutions Corp. (l)	899,500	25,393,188
OBIC Co. Ltd.	3,241,700	101,861,896
Otsuka Corp.	582,100	11,983,211
Pasona Group, Inc. (l)	452,700	5,852,385
Pluxee N.V.	691,006	10,825,590
Rightmove PLC	3,315,858	23,181,529
RS Group PLC	2,833,258	23,666,783
San-Ai Obbli Co. Ltd.	1,779,600	23,994,607
Scout24 AG	427,668	43,122,688
SMS Co. Ltd.	626,800	5,402,068
Sodexo	743,516	38,090,444
		$599,325,606
Chemicals – 0.6%
Borregaard ASA	908,116	$17,964,120
JCU Corp.	606,100	18,940,625
KH Neochem Co. Ltd. (l)	462,500	7,313,665
		$44,218,410
Computer Software – 2.2%
ARGO GRAPHICS, Inc.	2,981,200	$30,851,157
Douzone Bizon Co. Ltd.	613,323	36,242,566
Iress Ltd.	1,425,032	8,073,948
Kingdee International Software Group Co. Ltd. (a)	7,341,000	12,495,298
PCA Corp. (h)	1,368,600	16,732,237
Rakus Co. Ltd. (l)	1,462,600	9,710,827
Temairazu, Inc.	255,700	5,019,981
Totvs S.A.	1,469,700	11,197,679
Wisetech Global Ltd.	738,442	33,468,052
		$163,791,745
Computer Software - Systems – 3.1%
Alten S.A.	151,339	$12,810,164
Amadeus IT Group S.A.	424,996	31,172,913
DTS Corp.	3,538,800	27,765,483

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
E Ink Holdings, Inc.	5,465,000	$34,336,441
Elecom Co. Ltd.	960,000	10,553,626
EPAM Systems, Inc. (a)	121,413	24,875,095
Kardex Holding AG	101,307	35,099,634
Pole To Win Holdings, Inc.	1,669,900	3,475,405
Venture Corp. Ltd.	4,861,200	57,158,216
		$237,246,977
Conglomerates – 0.0%
Koc Holding A.S.	415,470	$1,637,588
Construction – 3.0%
Breedon Group PLC	7,962,775	$35,029,383
Forterra PLC (h)	12,210,673	30,201,030
Grupo Cementos de Chihuahua S.A.B. de C.V.	1,068,513	10,836,143
James Hardie Industries PLC, GDR (a)	1,266,485	26,099,429
Kingspan Group PLC	38,475	3,324,634
Marshalls PLC	532,923	1,285,550
PT Indocement Tunggal Prakarsa Tbk	25,459,900	11,413,059
Reliance Worldwide Corp.	5,594,531	14,361,701
Rinnai Corp.	304,600	7,713,160
Sika AG	64,048	13,126,999
Techtronic Industries Co. Ltd.	4,794,500	55,082,957
Zhejiang Supor Co. Ltd., “A”	3,102,279	19,556,743
		$228,030,788
Consumer Products – 1.1%
Dabur India Ltd.	7,708,309	$43,190,146
Essity AB	1,022,280	29,447,527
Kobayashi Pharmaceutical Co. Ltd. (l)	131,500	4,556,831
Lion Corp. (l)	752,600	7,944,327
PZ Cussons PLC (l)	366,566	363,299
		$85,502,130
Consumer Services – 1.0%
Heian Ceremony Service Co.	356,067	$2,118,580
Meitec Group Holdings, Inc.	1,259,900	28,521,485
Park24 Co. Ltd.	664,000	8,859,551
Trip.com Group Ltd.	321,031	23,028,741
WEB Travel Group Ltd. (a)	3,778,049	11,982,885
		$74,511,242
Containers – 1.8%
CCL Industries, Inc.	263,453	$16,641,561
Huhtamaki Oyj	727,767	25,363,062
Mayr-Melnhof Karton AG	132,628	14,479,805
Verallia (l)	490,360	13,202,173
Vidrala S.A.	220,689	23,367,770
Viscofan S.A.	489,469	30,716,960
Winpak Ltd. (l)	357,043	11,604,450
		$135,375,781
Electrical Equipment – 2.7%
Advantech Co. Ltd.	1,966,843	$17,935,941
Cembre S.p.A. (l)	530,945	42,554,520
Halma PLC	703,593	33,343,623
Legrand S.A.	348,393	51,773,276
LS Electric Co. Ltd. (a)	83,569	26,320,990
Sagami Rubber Industries Co. Ltd.	9,800	45,922

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TAKUMA Co. Ltd.	1,094,100	$17,301,364
Voltronic Power Technology Corp.	586,659	18,129,752
		$207,405,388
Electronics – 4.8%
ASM International N.V.	27,214	$16,405,108
ASMPT Ltd.	6,148,500	61,187,162
Chroma ATE, Inc.	1,114,000	27,268,979
Fukui Computer Holdings, Inc.	231,800	4,639,256
Globalwafers Co. Ltd.	2,152,000	27,624,626
Largan Precision Co. Ltd.	311,000	24,695,501
Samsung Electro-Mechanics Co. Ltd. (a)	334,438	58,794,549
Silergy Corp.	2,668,000	16,138,293
Silicon Motion Technology Corp., ADR	195,167	18,091,981
Tekscend Photomask Corp. (a)(l)	1,543,300	29,853,160
Tripod Technology Corp.	5,518,000	55,380,840
VAT Group AG	13,714	6,585,399
Zuken, Inc.	550,300	17,161,743
		$363,826,597
Energy - Independent – 0.6%
PT United Tractors Tbk	16,392,100	$28,999,517
Santos Ltd.	4,460,845	18,296,429
		$47,295,946
Energy - Integrated – 0.9%
Galp Energia SGPS S.A., “B”	2,096,814	$35,720,485
Petronet LNG Ltd.	11,397,744	36,027,155
		$71,747,640
Engineering - Construction – 1.3%
Comsys Holdings Corp.	181,700	$5,282,570
Doosan Bobcat, Inc.	490,584	19,553,462
JGC Holdings Corp.	2,878,100	34,919,746
Prologis Property Mexico S.A. de C.V., REIT	1,194,175	5,002,836
Technip Energies N.V.	807,951	30,688,713
		$95,447,327
Entertainment – 0.9%
CTS Eventim AG	621,822	$57,078,187
Toei Co. Ltd.	262,500	9,128,853
		$66,207,040
Food & Beverages – 6.0%
ARIAKE JAPAN Co. Ltd.	835,700	$28,223,015
AVI Ltd.	6,638,308	42,291,153
Bakkafrost P/F	692,413	35,417,137
Cranswick PLC	875,164	58,206,924
Ezaki Glico Co. Ltd. (l)	377,900	13,078,370
Gruma S.A.B. de C.V.	2,013,104	34,682,515
Kato Sangyo Co. Ltd. (l)	696,300	28,540,991
Kerry Group PLC	218,469	20,026,092
Morinaga & Co. Ltd.	1,313,200	22,300,255
Orion Corp.	534,515	39,114,522
S Foods, Inc.	949,700	16,503,341
T. Hasegawa Co. Ltd. (h)	2,480,800	44,630,327
Tate & Lyle PLC	445,883	2,252,653
Tingyi (Cayman Islands) Holdings Corp.	15,662,000	23,726,339
Toyo Suisan Kaisha Ltd.	323,500	22,150,700

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Universal Robina Corp.	15,985,770	$18,286,531
		$449,430,865
Food & Drug Stores – 1.8%
BIM Birlesik Magazalar A.S.	1,418,935	$17,768,796
Cosmos Pharmaceutical Corp.	150,000	7,626,368
DFI Retail Group Holdings Ltd.	6,240,009	24,648,035
Jeronimo Martins, SGPS S.A.	560,310	13,340,730
JM Holdings Co. Ltd.	572,900	6,144,484
Nahdi Medical Co.	224,597	5,688,577
Paltac Corp.	455,000	14,012,513
Sugi Holdings Co. Ltd.	1,095,200	25,822,627
Sundrug Co. Ltd.	658,200	18,126,382
		$133,178,512
Forest & Paper Products – 0.2%
Sakata Seed Corp.	204,700	$5,580,113
Suzano S.A.	1,035,100	9,696,514
		$15,276,627
Furniture & Appliances – 0.7%
De'Longhi S.p.A. (l)	439,979	$18,776,824
Howden Joinery Group PLC	2,306,817	25,686,761
SEB S.A. (l)	116,991	6,746,164
		$51,209,749
Gaming & Lodging – 1.2%
Flutter Entertainment PLC (a)	81,969	$17,626,614
Galaxy Entertainment Group Ltd.	2,247,000	11,020,929
Sands China Ltd.	16,096,800	40,538,281
Shangri-La Asia Ltd.	33,056,000	20,175,004
		$89,360,828
General Merchandise – 1.5%
B&M European Value Retail S.A.	3,960,691	$9,011,917
Dollarama, Inc.	601,028	89,829,065
Seria Co. Ltd.	542,900	12,061,364
		$110,902,346
Insurance – 3.1%
Admiral Group PLC	251,776	$10,778,755
AUB Group Ltd.	2,862,382	58,834,487
Hiscox Ltd.	1,821,776	34,733,860
Samsung Fire & Marine Insurance Co. Ltd.	144,234	49,761,756
Steadfast Group Ltd.	12,400,626	43,694,945
Unipol Gruppo S.p.A.	1,400,785	33,695,106
		$231,498,909
Interactive Media Services – 0.3%
Digital Garage, Inc. (l)	531,900	$9,223,023
Kakaku.com, Inc.	949,900	14,057,051
		$23,280,074
Leisure & Toys – 0.3%
Kawai Musical Instruments Manufacturing Co. Ltd.	117,200	$2,049,599
Thule Group AB (l)	395,546	10,302,713
VTech Holdings Ltd.	1,736,465	13,653,694
		$26,006,006

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 5.5%
AirTAC International Group	1,015,000	$30,042,488
Azbil Corp.	2,850,500	25,886,340
Carel Industries S.p.A. (l)	134,395	3,870,135
DAIFUKU Co. Ltd.	286,900	9,043,885
Finning International, Inc.	426,291	23,098,074
Fuji Seal International, Inc.	1,585,300	31,728,265
Galilei Co. Ltd.	1,267,700	30,753,703
GEA Group AG	1,058,359	71,890,686
Haitian International Holdings Ltd.	9,367,000	26,623,914
Interpump Group S.p.A. (l)	64,978	3,558,239
METAWATER Co. Ltd.	983,100	21,008,515
MISUMI Group, Inc.	221,000	3,452,420
MonotaRO Co. Ltd. (l)	1,224,900	19,672,849
Nabtesco Corp. (l)	822,700	19,685,135
Nissei ASB Machine Co. Ltd.	107,800	4,321,910
Obara Group, Inc. (l)	125,700	3,069,525
Rational AG	3,516	2,721,537
Rotork PLC	3,814,288	16,672,989
SGH Ltd.	1,073,780	33,092,048
Spirax Group PLC	392,143	35,862,502
		$416,055,159
Major Banks – 2.4%
Banco Bradesco S.A., ADR	10,124,054	$33,713,100
Bank of Ireland Group PLC	2,195,947	42,011,456
BPER Banca S.p.A.	2,734,921	36,982,963
Eurobank S.A.	6,154,663	24,772,888
Kyoto Financial Group, Inc.	1,885,400	41,113,722
		$178,594,129
Medical & Health Technology & Services – 1.8%
ARATA Corp.	290,400	$5,703,917
AS ONE Corp.	3,085,800	47,358,677
BML, Inc.	997,400	24,578,422
DKSH Holding Ltd.	54,230	3,918,527
Guangzhou KingMed Diagnostics Group Co. Ltd., “A”	1,180,100	4,784,682
Hangzhou Tigermed Consulting Co. Ltd.	3,869,500	21,093,800
Hapvida Participacoes e Investimentos S.A. (a)	888,860	2,389,326
ICON PLC (a)	27,173	4,951,464
Medipal Holdings Corp.	691,000	12,219,548
Ryman Healthcare Ltd. (a)	3,194,641	5,335,995
		$132,334,358
Medical Equipment – 2.5%
ConvaTec Group PLC	11,544,474	$37,721,019
Demant A.S. (a)(l)	237,842	8,028,665
Eiken Chemical Co. Ltd. (l)	679,500	10,441,500
Fukuda Denshi Co. Ltd.	561,000	27,029,299
Gerresheimer AG	259,041	8,396,041
Nakanishi, Inc.	1,231,600	15,575,840
Shimadzu Corp.	705,500	18,772,498
Smith & Nephew PLC	2,228,053	37,091,661
Sonova Holding AG	86,037	22,198,932
Tecan Group AG	16,052	2,591,196
		$187,846,651
Metals & Mining – 0.3%
Ivanhoe Mines Ltd. (a)	1,912,686	$21,752,962

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 1.4%
China Resources Gas Group Ltd.	6,396,600	$18,567,504
DCC PLC	105,352	6,547,708
Italgas S.p.A.	6,975,704	78,002,517
		$103,117,729
Natural Gas - Pipeline – 0.4%
APA Group	4,865,683	$29,126,609
Network & Telecom – 0.2%
NOHMI BOSAI Ltd.	663,400	$16,347,829
Oil Services – 1.2%
ADNOC Drilling Co. PJSC	9,151,350	$13,305,618
Samsung Engineering Co. Ltd. (a)	2,116,596	35,235,569
TechnipFMC PLC	479,542	21,368,392
Tenaris S.A., ADR (l)	611,918	23,528,247
		$93,437,826
Other Banks & Diversified Financials – 6.6%
AEON Thana Sinsap Public Co. Ltd.	2,966,600	$10,122,504
Allfunds Group PLC	1,058,437	9,957,161
Banco Comercial Portugues S.A.	12,365,647	12,957,918
Banco Santander Chile S.A.	88,146,693	6,957,096
Bank of Cyprus Holdings PLC	2,835,530	26,403,680
Credicorp Ltd.	101,272	29,065,064
E.Sun Financial Holding Co. Ltd.	13,089,267	14,059,699
Federal Bank Ltd.	22,310,648	66,301,890
FinecoBank S.p.A.	1,354,019	35,162,676
GMO Payment Gateway, Inc. (l)	912,900	56,704,708
Hachijuni Bank Ltd.	3,667,500	39,607,598
Julius Baer Group Ltd. (l)	257,888	20,161,340
Komercni Banka A.S.	426,912	24,131,113
Metropolitan Bank & Trust Co.	31,504,907	36,681,870
Saudi Awwal Bank	3,597,093	31,053,074
Shizuoka Financial Group, Inc.	3,071,700	47,544,231
Shriram Finance Ltd.	2,236,410	24,787,790
Zenkoku Hosho Co. Ltd. (l)	407,100	8,100,114
		$499,759,526
Pharmaceuticals – 1.2%
Daito Pharmaceutical Co. Ltd. (l)	1,362,180	$11,777,311
Ipca Laboratories Ltd.	2,681,053	42,325,005
Kalbe Farma Tbk PT	260,017,100	18,789,841
Santen Pharmaceutical Co. Ltd.	1,747,100	18,135,755
		$91,027,912
Pollution Control – 0.9%
ALS Ltd.	1,894,920	$27,766,880
Daiseki Co. Ltd.	1,789,640	38,795,536
		$66,562,416
Precious Metals & Minerals – 2.2%
Agnico Eagle Mines Ltd.	468,423	$79,436,186
Alamos Gold, Inc.	1,697,650	65,553,496
Northern Star Resources Ltd. Co.	1,251,822	22,205,350
		$167,195,032
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	68,245	$7,085,003

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.7%
Kamigumi Co. Ltd.	582,400	$18,813,483
Keisei Electric Railway Co. Ltd.	2,072,600	17,055,551
Sankyu, Inc.	341,700	18,421,682
		$54,290,716
Real Estate – 3.1%
Aldar Properties PJSC	6,217,586	$14,728,200
Big Yellow Group PLC, REIT	1,194,526	16,773,622
CapitaLand India Trusts REIT	26,417,759	25,073,647
CapitaLand Investment Ltd.	19,132,200	40,336,286
City Developments Ltd.	3,200,000	19,875,908
Embassy Office Parks REIT	4,379,920	21,213,613
LEG Immobilien SE	234,873	17,152,983
Midland Holdings Ltd. (a)(h)	42,305,000	12,474,999
Rural Funds Group, REIT (l)	12,458,543	16,354,406
Shaftesbury Capital PLC, REIT	6,425,935	12,509,809
Swire Properties Ltd.	13,847,600	37,288,076
		$233,781,549
Restaurants – 0.7%
Cafe de Coral Holdings Ltd.	17,764,000	$11,217,067
Domino's Pizza Enterprises Ltd. (l)	519,900	7,273,528
Greggs PLC (l)	1,552,336	35,056,494
		$53,547,089
Specialty Chemicals – 3.0%
Air Water, Inc.	884,500	$12,744,615
Croda International PLC	807,857	29,276,704
Essentra PLC	12,516,134	16,217,417
Kureha Corp.	464,000	12,100,613
Nihon Parkerizing Co. Ltd.	1,185,100	10,766,071
NOF Corp.	1,084,000	20,872,861
SK KAKEN Co. Ltd.	577,700	41,011,389
Symrise AG	945,754	76,556,683
Taisei Lamick GroupTaisei Lamick Group Head Quarter	215,000	3,640,824
		$223,187,177
Specialty Stores – 2.0%
ABC-Mart, Inc.	1,942,800	$33,060,033
Multiplan Empreendimentos Imobiliarios S.A.	4,083,278	20,239,352
Nishimatsuya Chain Co. Ltd. (l)	1,294,800	16,937,214
Nitori Co. Ltd. (l)	1,574,300	27,563,315
Shimamura Co. Ltd.	326,300	21,289,492
ZOZO, Inc.	3,936,400	32,556,068
		$151,645,474
Telecom - Infrastructure – 1.2%
Cellnex Telecom S.A.	1,880,134	$60,477,439
Infrastrutture Wireless Italiane S.p.A. (l)	2,904,760	26,916,819
		$87,394,258
Telecom Services – 0.6%
Etihad Etisalat Co.	1,253,568	$22,058,091
Hellenic Telecommunications Organization S.A.	951,454	18,851,988
NOS, SGPS S.A.	686,155	3,237,573
		$44,147,652

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.7%
Freightways Group Ltd.	1,108,430	$9,221,680
Hamakyorex Co. Ltd.	518,900	5,873,402
Seino Holdings Co. Ltd.	1,058,700	15,923,757
SG Holdings Co. Ltd. (l)	1,178,700	10,806,681
Yamato Holdings Co. Ltd.	603,800	8,515,029
		$50,340,549
Utilities - Electric Power – 0.6%
CESC Ltd.	25,157,817	$46,901,112
Total Common Stocks		$7,305,490,694
Mutual Funds (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 3.82% (v)	240,534,628	$240,582,735
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.72% (j)	20,900,020	$20,900,020

Other Assets, Less Liabilities – (0.3)%		(20,004,403)
Net Assets – 100.0%		$7,546,969,046

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $344,621,328 and
$7,222,352,121, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,258,906,123	$688,590,884	$—	$1,947,497,007
United Kingdom	47,453,937	682,058,146	—	729,512,083
Australia	198,022,278	233,510,577	—	431,532,855
Italy	171,002,103	199,214,752	—	370,216,855
Canada	351,745,651	—	—	351,745,651
India	333,779,896	—	—	333,779,896
Germany	199,966,098	104,950,606	—	304,916,704
Taiwan	121,331,654	178,685,120	—	300,016,774
South Korea	72,601,345	215,261,658	—	287,863,003
Other Countries	1,029,487,534	1,218,922,332	—	2,248,409,866
Investment Companies	261,482,755	—	—	261,482,755
Total	$4,045,779,374	$3,521,194,075	$—	$7,566,973,449
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At December 31, 2025, the value of securities loaned was $262,402,080. These loans were collateralized by cash of $20,900,020 and
U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $255,857,213.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended December 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$32,053,474	$386,185	$1,571,164	$(531,887)	$(135,578)	$30,201,030
MFS Institutional Money Market Portfolio	270,601,637	932,711,728	962,767,717	17,478	19,609	240,582,735
Midland Holdings Ltd.	10,872,596	—	—	—	1,602,403	12,474,999
PCA Corp.	18,490,468	—	—	—	(1,758,231)	16,732,237
T. Hasegawa Co. Ltd.	48,899,699	—	—	—	(4,269,372)	44,630,327
	$380,917,874	$933,097,913	$964,338,881	$(514,409)	$(4,541,169)	$344,621,328

Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$—	$—
MFS Institutional Money Market Portfolio	3,010,755	—
Midland Holdings Ltd.	—	—
PCA Corp.	—	—
T. Hasegawa Co. Ltd.	—	—
	$3,010,755	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of December 31, 2025, are as follows:
Japan	25.8%
United Kingdom	9.6%
Australia	5.7%
Italy	4.9%
Canada	4.7%
India	4.4%
United States	4.3%
Germany	4.0%
Taiwan	4.0%
Other Countries	32.6%